REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

Classes of revenue	January – December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,251,442	4,662,312	5,245,489
Revenue from rendering of services	98,319	70,557	83,725
Total	6,349,761	4,732,869	5,329,214
The reportable segments revenues by business area and by geographical area are presented in Note 24.